SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 10, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 01, 2020
Short-term borrowings		¥ 10,103	$ 1,585		¥ 10,000
Bank of Huaxia
Mortgaged property amount	¥ 64,435
Line of credit	¥ 30,000
Term of line of credit (in years)	3 years
Ambow Shida.
Short-term borrowings				¥ 10,000
Interest rate (as a percent)				4.35%
Bay State College Inc
Interest rate (as a percent)						1.00%